Other Assets	12 Months Ended
Mar. 31, 2018
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Other Assets
15	OTHER ASSETS

Other assets at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Prepaid expenses	¥49,300	¥72,594
Accrued income	416,210	380,018
Receivables from brokers, dealers and customers for securities transactions	1,175,495	1,438,977
Cash collateral provided for derivative and other financial transactions	1,560,972	1,089,481
Retirement benefit assets	316,455	257,744
Security deposits	99,247	115,064
Investment properties(1)(2)	13,889	436,985
Others	412,340	530,861

Total other assets	¥4,043,908	¥4,321,724

(1)	Investment properties are carried at cost less accumulated depreciation and accumulated impairment losses. Rental income from investment properties was ¥29,427 million, ¥25,322 million and ¥20,879 million for the fiscal years ended March 31, 2018, 2017 and 2016, respectively.
(2)	Investment properties decreased due to the exclusion of those owned by SMFL reclassified as assets held for sale during the fiscal year ended March 31, 2018.